Other operating income and expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other operating income [Abstract]
Grants (Note 16)	$ 14,751	$ 14,789
Income from various services and insurance proceeds	14,787	11,650
Total	29,538	26,439
Other operating expenses [Abstract]
Raw materials and consumables used	(2,208)	(2,913)
Leases and fees	(660)	(731)
Operation and maintenance	(26,790)	(33,817)
Independent professional services	(10,444)	(8,833)
Supplies	(5,587)	(6,865)
Insurance	(9,204)	(6,112)
Levies and duties	(8,904)	(3,069)
Other expenses	(2,017)	(1,146)
Total	$ (65,815)	$ (63,486)